INCOME TAXES (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of unrecognized tax benefits
Unrecognized tax benefits, balance at the beginning of the period	$ 57	$ 39
Gross increases and decreases-tax positions taken during the prior period	39	15
Gross increases and decreases-tax positions taken during the current period	11	9
Decreases related to settlement of amounts due to tax authorities	(3)	(3)
Reductions resulting from the lapse of statutes of limitation	(7)	(3)
Foreign currency movements	(1)
Unrecognized tax benefits, balance at the end of the period	96	57	39
Unrecognized tax benefits which, if recognized, would affect the effective tax rate	78	37
Interest and penalties related to unrecognized tax benefits included in tax expense
Interest expense included in tax expense	2	(1)	5
Penalties expense included in tax expense	(1)
Interest and penalties accrued related to unrecognized tax benefits
Accrued liability for interest	13	10
Accrued liability for penalties		1
Decrease in the unrecognized tax benefits reasonably possible, low end of range	3
Decrease in the unrecognized tax benefits reasonably possible, high end of range	41
Number of months from the reporting date during which unrecognized tax benefit would result in change in income tax	12 months
Undistributed earnings of foreign subsidiaries that are deemed to be permanently invested	$ 194